Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance
To comply with Item 402(v) of Regulation S-K, we are providing the following information.
The Pay vs. Performance (“PVP”) table below provides the “compensation actually paid” (“CAP”) to the Company’s CEO and the average CAP for non-CEO NEOs. CAP represents a new calculation of compensation that differs from the total compensation reported in the Summary Compensation Table (“SCT”). You should refer to the “Compensation Discussion and Analysis” section above for discussion regarding how the Company’s compensation program is designed to align with the Company’s performance and long-term shareholder interests.
Year (a)					Value of initial fixed $100 investment based on:
	Summary Compensation Table Total for CEO(1) ($) (b)	Compensation Actually Paid to CEO(3) ($) (c)	Average Summary Compensation Table Total for Non-CEO NEOs(2) ($) (d)	Average Compensation Actually Paid to Non-CEO NEOs(4) ($) (e)	Cumulative Total Shareholder Return ($) (f)	Peer Group Cumulative Total Shareholder Return(5) ($) (g)	Net Income(6) (in millions) $ (h)	Company- Selected Measure: Annual Earnings Per Share(7) ($) (i)
2022	7,357,331	8,431,586	3,855,710	4,629,404	125.2	120.1	1,074	4.14
2021	9,807,836	13,567,261	3,278,949	4,395,710	122.1	118.3	990	3.84
2020	10,058,353	15,068,893	4,119,985	5,163,486	104.3	100.5	871	3.50

(1)
Mr. Lyons served as the Company’s President and Chief Executive Officer during 2022. Mr. Baxter served as the Company’s Chairman, President and Chief Executive Officer in 2020 and 2021.

(2)
The NEOs for the applicable periods are: Mr. Lyons (2020-2021), Mr. Moehn (2020-2022), Mr. Baxter (2022), Ms. Nwamu (2022), Mr. Birk (2022), Mr. Mark (2020-2021), and Mr. Diya (2020-2021).

(3)
To calculate CAP for the CEO, as reported in column (c), the following amounts were deducted from and added to the CEO’s total compensation, as reported in the SCT :

	2022	2021	2020
SCT Total for CEO	7,357,331	9,807,836	10,058,353
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(4,271,210)	(5,572,210)	(5,546,556)
Change in Pension Value (as included in column (g) of the SCT)	—	(514,419)	(1,330,006)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(8)	4,564,904	6,503,849	7,053,682
Change in Fair Value of Awards Granted in Prior Years that Vested during the year(8)	(86,593)	(930,958)	267,784
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(8)	638,260	4,023,820	4,366,953
Service Cost for all Defined Benefit Pension Plans	228,894	249,343	198,683
Compensation Actually Paid to CEO(9)	8,431,586	13,567,261	15,068,893
(4)
To calculate Average CAP for the other NEOs, as reported in column (e), the following amounts were deducted from and added to the NEOs’ total compensation, as reported in the SCT:

	2022	2021	2020
Average SCT Total Compensation for Non-CEO NEOs	3,855,710	3,278,949	4,119,985
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(2,060,415)	(1,691,969)	(2,353,962)
Change in Pension Value (as included in column (g) of the SCT)	—	(207,943)	(552,469)
Additions to SCT:
Fair Value of Unvested Awards Granted in Year(8)	2,187,358	1,974,854	2,806,801
Change in Fair Value of Awards Granted in Prior Years that Vested during the year(8)	(107,389)	(273,115)	65,188
Change in Fair Value of Unvested Awards Granted in Prior Years that remain Unvested and Outstanding at Year-End(8)	583,120	1,183,960	971,028
Service Cost for all Defined Benefit Pension Plans	171,020	130,974	106,915
Average Compensation Actually Paid to Non-CEO NEOs(9)	4,629,404	4,395,710	5,163,486

(5)
Represents the Cumulative TSR for the S&P 500 Utilities Index.

(6)
Value reported is net income attributable to Ameren common shareholders.

(7)
Value reported is the Company’s GAAP diluted EPS for the respective year, as reported in the Company’s Annual Report on Form 10-K for the applicable period.

(8)
The below table provides the valuation assumptions used in determining the fair value of equity awards (on the respective valuation dates) that are materially different from those originally disclosed as of the grant date of such equity awards.

Performance Period	2022 – 2024	2021 – 2023		2020 – 2022		2019 – 2021		2018 – 2020
Valuation Date	12/31/2022	12/31/2021	12/31/2022	12/31/2020	12/31/2021	12/31/2019	12/31/2020	12/31/2019
Risk-free rate	4.41%	0.73%	4.73%	0.13%	0.39%	1.58%	0.10%	1.59%
Ameren’s common stock volatility	20.09%	33.2%	21.99%	32.2%	18.0%	16.5%	43.3%	14.3%
Volatility Range for Peer Group	19.18% – 23.89%	29.71% – 41.14%	21.77% – 27.08%	28.98% – 40.10%	16.19% – 22.46%	15.06% – 30.22%	38.61% – 54.73%	12.67% – 146.95%

(9)
No adjustments were required with respect to the dollar value of dividends or other earnings paid on stock or option awards, because the value of dividend equivalents accrued on such awards are included in the calculation of the fair value of such awards as of each applicable valuation date.

Company Selected Measure Name	Annual Earnings Per Share
Named Executive Officers, Footnote [Text Block]	2) The NEOs for the applicable periods are: Mr. Lyons (2020-2021), Mr. Moehn (2020-2022), Mr. Baxter (2022), Ms. Nwamu (2022), Mr. Birk (2022), Mr. Mark (2020-2021), and Mr. Diya (2020-2021)
Peer Group Issuers, Footnote [Text Block]	5) Represents the Cumulative TSR for the S&P 500 Utilities Index
PEO Total Compensation Amount	$ 7,357,331	$ 9,807,836	$ 10,058,353
PEO Actually Paid Compensation Amount	$ 8,431,586	13,567,261	15,068,893
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
To calculate CAP for the CEO, as reported in column (c), the following amounts were deducted from and added to the CEO’s total compensation, as reported in the SCT :

	2022	2021	2020
SCT Total for CEO	7,357,331	9,807,836	10,058,353
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(4,271,210)	(5,572,210)	(5,546,556)
Change in Pension Value (as included in column (g) of the SCT)	—	(514,419)	(1,330,006)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(8)	4,564,904	6,503,849	7,053,682
Change in Fair Value of Awards Granted in Prior Years that Vested during the year(8)	(86,593)	(930,958)	267,784
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(8)	638,260	4,023,820	4,366,953
Service Cost for all Defined Benefit Pension Plans	228,894	249,343	198,683
Compensation Actually Paid to CEO(9)	8,431,586	13,567,261	15,068,893

Non-PEO NEO Average Total Compensation Amount	$ 3,855,710	3,278,949	4,119,985
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,629,404	4,395,710	5,163,486
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
To calculate Average CAP for the other NEOs, as reported in column (e), the following amounts were deducted from and added to the NEOs’ total compensation, as reported in the SCT:

2022

2021

2020
	Average SCT Total Compensation for Non-CEO NEOs 3,855,710 3,278,9494,119,985 Deductions from SCT: Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT) (2,060,415)(1,691,969)(2,353,962) Change in Pension Value (as included in column (g) of the SCT) —(207,943)(552,469) Additions to SCT: Fair Value of Unvested Awards Granted in Year(8) 2,187,358 1,974,8542,806,801 Change in Fair Value of Awards Granted in Prior Years that Vested during the year(8) (107,389) (273,115) 65,188 Change in Fair Value of Unvested Awards Granted in Prior Years that remain Unvested and Outstanding at Year-End(8) 583,120 1,183,960 971,028 Service Cost for all Defined Benefit Pension Plans 171,020130,974106,915 Average Compensation Actually Paid to Non-CEO NEOs(9) 4,629,404 4,395,710 5,163
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid and Performance Measures in the PVP Table
The most important annual financial measure that the Company uses to link pay to performance is the Company’s annual EPS, which is not only the most heavily weighted metric in the STIP, but also correlates to the Company’s TSR, which is the most heavily weighted performance metric in the Company’s LTIP. As shown in the chart below, the Company’s EPS increased by 9.7% between 2020 and 2021, while the CEO and Average NEO CAP decreased by 10% and 14.9%, respectively, for the same period. In 2022, while the Average NEO CAP increased by 5.3% and the CEO CAP decreased by 37.9%, driven primarily by the appointment of a new CEO effective January 1, 2022, the Company’s EPS increased by 7.8%.
During the same three-year period (2020 – 2022), the Company’s Cumulative TSR was 25.2% and the Company’s net income increased by 23.3%. In addition, Ameren has consistently outperformed the S&P 500 Utilities Index for the reported periods. The value of an initial fixed $100 investment based on the Company’s cumulative TSR was 3.8, 3.8 and 5.1 percentage points above the S&P 500 Utilities Index TSR in 2020, 2021, and 2022, respectively.

Tabular List [Table Text Block]
Additional Company-Selected Performance Measures
The following table represents the unranked list of the most important performance measures the Company used to align compensation actually paid to the CEO and NEOs for 2022 to Company performance. While these performance measures are the most important measures, additional financial and other measures were also considered to align the CEO and NEOs’ pay and performance as further described in the “Compensation Discussion and Analysis” section above.
Annual EPS
Three-Year TSR Ranking vs. the TSR Peer Group
Clean Energy Transition metric
These measures generally reflect those used internally to measure Company performance and externally to report to investors, and taken together they provide a holistic measure of Company growth, shareholder value and overall financial performance, as well as progress toward transitioning to clean energy through the addition of renewable generation, energy storage and the retirement of coal-fired energy centers.

Total Shareholder Return Amount	$ 125.2	122.1	104.3
Peer Group Total Shareholder Return Amount	120.1	118.3	100.5
Net Income (Loss)	$ 1,074,000,000	$ 990,000,000	$ 871,000,000
Company Selected Measure Amount	4.14	3.84	3.5
PEO Name	Mr. Lyons
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Annual EPS
Non-GAAP Measure Description [Text Block]	(7) Value reported is the Company’s GAAP diluted EPS for the respective year, as reported in the Company’s Annual Report on Form 10-K for the applicable period.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Three-Year TSR Ranking vs. the TSR Peer Group
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Clean Energy Transition metric
Adjustment To Compensation, Fair Value of Equity Awards, Valuation Assumptions Used For Performance Period 2022-2024 [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.41%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	20.09%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peer Group, Minimum	19.18%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peet, Maximum	23.89%
Adjustment To Compensation, Fair Value of Equity Awards, Valuation Assumptions Used For Performance Period 2021-2023 [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.73%	0.73%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	21.99%	33.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peer Group, Minimum	21.77%	29.71%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peet, Maximum	27.08%	41.14%
Adjustment To Compensation, Fair Value of Equity Awards, Valuation Assumptions Used For Performance Period 2020-2022 [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.39%	0.13%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		18.00%	32.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peer Group, Minimum		16.19%	28.98%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peet, Maximum		22.46%	40.10%
Adjustment To Compensation, Fair Value of Equity Awards, Valuation Assumptions Used For Performance Period 2019-2021 [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.10%	1.58%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			43.30%	16.50%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peer Group, Minimum			38.61%	15.06%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peet, Maximum			54.73%	30.22%
Adjustment To Compensation, Fair Value of Equity Awards, Valuation Assumptions Used For Performance Period 2018-2020 [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.59%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate				14.30%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peer Group, Minimum				12.67%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peet, Maximum				146.95%
Mr. Lyons [Member] | Grant Date Fair Value of Equity-Based Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,271,210)	$ (5,572,210)	$ (5,546,556)
Mr. Lyons [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(514,419)	(1,330,006)
Mr. Lyons [Member] | Fair Value at Year-end of Unvested Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,564,904	6,503,849	7,053,682
Mr. Lyons [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(86,593)	(930,958)	267,784
Mr. Lyons [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	638,260	4,023,820	4,366,953
Mr. Lyons [Member] | Service Cost for all Defined Benefit Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	228,894	249,343	198,683
Non-PEO NEO [Member] | Grant Date Fair Value of Equity-Based Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,060,415)	(1,691,969)	(2,353,962)
Non-PEO NEO [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(207,943)	(552,469)
Non-PEO NEO [Member] | Fair Value at Year-end of Unvested Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,187,358	1,974,854	2,806,801
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(107,389)	(273,115)	65,188
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	583,120	1,183,960	971,028
Non-PEO NEO [Member] | Service Cost for all Defined Benefit Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 171,020	$ 130,974	$ 106,915